CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 36,707	$ 34,794	$ 33,939
Cost of revenues	(28,969)	(28,787)	(31,342)
Gross profit	7,738	6,007	2,597
Operating expenses:
Research and development, net	(2)	(16)
Selling, general and administrative	(4,704)	(4,604)	(4,669)
Operating income (loss)	3,032	1,387	(2,072)
Financial expenses, net	(337)	(440)	(475)
Other income (expenses), net	(16)	923	3
Income (loss) before income taxes	2,679	1,870	(2,544)
Taxes on income	(71)	(77)	(63)
Net income (loss)	2,608	1,793	(2,607)
Other comprehensive income (loss):
Foreign currency translation adjustments	674	139	(75)
Total comprehensive income (loss)	$ 3,282	$ 1,932	$ (2,682)
Basic and diluted income (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ 0.58	$ 0.48	$ (1.28)